Inventory - Schedule of Fair Value Movement (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Inventories, At Cost [Abstract]
Cryptocurrencies	$ 8.9	$ 114.1
Carbon emission certificates and credits	6.5	26.9
Recyclable scrap metals	22.6	18.4
Inventories, at cost	38.0	159.4
Inventories, Fair Value Movement [Abstract]
Cryptocurrencies	(2.0)	6.9
Carbon emission certificates and credits	0.0	(3.4)
Recyclable scrap metals	(0.2)	0.5
Inventories, increase (decrease) in fair value	(2.2)	4.0
Cryptocurrencies	6.9	121.0
Carbon emission certificates and credits	6.5	23.5
Recyclable scrap metals	22.4	18.9
Total inventories at fair value less cost to sell	$ 35.8	$ 163.4	[1]	$ 35.8

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information